Provision for Silicosis Settlement - Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Change in benefit take-up rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in labour number
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in disease risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in disease progression rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in progression period	1 year	1 year
Decrease in progression period	1 year	1 year
Change in benefit take-up rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of an increase in the assumption	$ 5	$ 6
Effect of a decrease in the assumption	(5)	(6)
Change in silicosis prevalence
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of an increase in the assumption	5	6
Effect of a decrease in the assumption	(5)	(6)
Change in disease progression rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of an increase in the assumption	2	3
Effect of a decrease in the assumption	$ (2)	$ (3)